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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

312 Elm Street, Suite 1212, Cincinnati, OH 45202
(Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
The Union Central Life Insurance Company
P.O. Box 40888
Cincinnati, Ohio 45240
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (513)632-1600

Date of fiscal year end: September 30, 2004

Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

Summit Everest Fund
Schedule of Investments

December 31, 2004 (Unaudited)

		Shares	Value
COMMON STOCKS - 97.0%
Auto & Transportation - 4.7%
CSX Corp.		39,900	$ 1,599,192
Union Pacific Corp.		23,500	1,580,375
			3,179,567
Consumer Discretionary - 11.2%
Sony Corp. ADR		45,000	1,753,200
Take-Two Interactive Software, Inc. (a)		31,900	1,109,801
Time Warner, Inc. (a)		83,100	1,615,464
Viacom, Inc. - Class B		41,248	1,501,015
The Walt Disney Co.		55,400	1,540,120
			7,519,600
Consumer Staples - 7.8%
Altria Group, Inc.		15,600	953,160
The Coca-Cola Co.		37,000	1,540,310
Sara Lee Corp.		45,900	1,108,026
Unilever NV ADR		24,000	1,601,040
			5,202,536
Financial Services - 27.6%
Alliance Capital Management Holding LP		35,700	1,499,400
Bank of America Corp.		18,600	874,014
BB&T Corp.		18,700	786,335
The Charles Schwab Corp.		53,800	643,448
Citigroup, Inc.		33,600	1,618,848
Equity Residential		39,600	1,432,728
Freddie Mac		9,200	678,040
The Goldman Sachs Group, Inc.		7,500	780,300
J.P. Morgan Chase & Co.		36,564	1,426,362
KeyCorp		23,300	789,870
Marsh & McLennan Companies, Inc.		29,200	960,680
Mellon Financial Corp.		35,700	1,110,627
Morgan Stanley		18,500	1,027,120
PNC Financial Services Group		19,500	1,120,080
The St. Paul Travelers Companies Inc.		40,400	1,497,628
Washington Mutual, Inc.		24,200	1,023,176
Wells Fargo & Co.		19,800	1,230,570
			18,499,226
Health Care - 6.0%
Bristol-Myers Squibb Co.		41,500	1,063,230
Johnson & Johnson		10,700	678,594
Merck & Co., Inc.		25,900	832,426
Pfizer, Inc.		53,800	1,446,682
			4,020,932
Integrated Oils - 3.2%
ChevronTexaco Corp.		24,656	1,294,686
ConocoPhillips		9,777	848,937
			2,143,623
Materials & Processing - 5.3%
Alcan, Inc.		27,100	1,328,984
The Dow Chemical Co.		14,400	712,944
EI Du Pont de Nemours & Co.		31,100	1,525,455
			3,567,383
Other Energy - 8.8%
Anadarko Petroleum Corp.		8,200	$ 531,442
Baker Hughes, Inc.		30,400	1,297,168
Devon Energy Corp.		17,200	669,424
Nabors Industries Ltd. (a)		19,500	1,000,155
Unocal Corp.		32,700	1,413,948
Weatherford International Ltd. (a)		19,000	974,700
			5,886,837
Producer Durables - 5.4%
Deere & Co.		12,900	959,760
General Electric Co.		44,000	1,606,000
SPX Corp.		25,500	1,021,530
			3,587,290
Technology - 8.1%
Electronic Data Systems Corp.		29,400	679,140
Hewlett-Packard Co.		58,200	1,220,454
International Business Machines Corp.		11,700	1,153,386
Microsoft Corp.		29,900	798,629
Nokia OYJ ADR		101,000	1,582,670
			5,434,279
Utilities - 8.9%
Alltel Corp.		11,400	669,864
Ameren Corp.		13,500	676,890
Cinergy Corp.		15,800	657,754
Comcast Corp. (a)		28,600	939,224
SBC Communications, Inc.		41,000	1,056,570
The Southern Co.		20,000	670,400
Sprint Corp.		28,800	715,680
Verizon Communications, Inc.		14,600	591,446
			5,977,828

TOTAL COMMON STOCKS (Cost $57,499,433)			65,019,101

SHORT TERM INVESTMENTS - 3.0%
Northern Institutional Diversified Assets Fund		2,022,394	2,022,394

TOTAL SHORT TERM INVESTMENTS (Cost $2,022,394)			2,022,394
Total Investments (Cost $59,521,827)(b) - 100.0%			67,041,495
Other Liabilities in Excess of Assets - 0.0%			(17,168)
TOTAL NET ASSETS - 100.0%			$ 67,024,327

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)
For federal income tax purposes, cost is $59,567,065 and gross unrealized appreciation and depreciation of securities as of December 31, 2004 was $9,102,461 and ($1,628,034), respectively with a net appreciation / depreciation of $7,474,427.

Summit High Yield Bond Fund
Schedule of Investments

December 31, 2004 (Unaudited)
	Shares or Principal	Value
COMMON STOCKS - 8.8%
Consumer Non-Durable - 0.6%
Simonds Industries, Inc. (cost basis of $1 million acquired 4-8-1997) (a) (d) (f)	2,746	$ 109,840
Energy - 3.9%
NRG Energy, Inc. (a)	20,000	721,000
Insurance - 2.7%
Conseco, Inc. (a)	25,000	498,750
Telecommunications - 1.6%
MCI, Inc.	14,476	291,836

TOTAL COMMON STOCKS (Cost $2,446,076)		1,621,426

PREFERRED STOCKS - 2.1%
Media - 2.1%
Paxson Communications Corp. 14.25% Payment-in-Kind	53.6	393,684

TOTAL PREFERRED STOCKS (Cost $439,374)		393,684

CORPORATE BONDS - 82.1%
Consumer Cyclical - 0.6%
Tenneco Automotive, Inc.
8.625% due 11/15/2014 (c)	$ 100,000	104,000
Consumer Non-Durable - 13.2%
American Restaurant Group
11.500% due 11/01/2006 (a) (b)	750,000	435,000
Boise Cascade LLC
5.005% due 10/15/2012 (c)	50,000	51,875
Chiquita Brands Intl, Inc.
7.500% due 11/01/2014 (c)	500,000	506,250
Landry's Restaurants, Inc.
7.500% due 12/15/2014 (c)	500,000	496,250
Service Corp. International
7.700% due 04/15/2009	500,000	540,000
Werner Holding Co., Inc.
10.000% due 11/15/2007	500,000	415,000
		2,444,375
Diversified - 1.3%
Fisher Scientific International
8.000% due 09/01/2013	215,000	244,025
Electric - 4.5%
The AES Corp.
9.375% due 09/15/2010	500,000	581,250
Nevada Power Co.
6.500% due 04/15/2012	125,000	132,187
Sierra Pacific Power Co.
6.250% due 04/15/2012	125,000	130,469
		843,906
Energy - 18.6%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
8.875% due 05/20/2011	$ 500,000	$ 545,000
Aventine Renewable Energy
8.501% due 12/15/2011 (c)	250,000	252,500
Calpine Corp.
10.500% due 05/15/2006	500,000	500,000
Chesapeake Energy Corp.
9.000% due 08/15/2012	500,000	571,250
Citgo Petroleum Corp.
6.000% due 10/15/2011 (c)	250,000	248,750
Northwest Pipeline Corp.
8.125% due 03/01/2010	250,000	276,563
Stone Energy Corp.
6.750% due 12/15/2014 (c)	500,000	498,750
Williams Cos., Inc.
7.125% due 09/01/2011	500,000	546,250
		3,439,063
Finance - 1.0%
NRG Finance Co.
Bank debt due 05/08/2005 (cost basis of $178,605 acquired 10-1-03) (a) (b) (d) (f)	178,605	178,605
Health Care - 1.5%
Genesis HealthCare Corp.
8.000% due 10/15/2013	250,000	271,250
Homebuilding - 6.5%
Technical Olympic USA, Inc.
9.000% due 07/01/2010	600,000	642,000
WCI Communities, Inc.
9.125% due 05/01/2012	500,000	555,000
		1,197,000
Hotel & Gaming - 5.7%
La Quinta Properties, Inc.
7.000% due 08/15/2012	250,000	264,375
MGM Mirage Inc.
6.750% due 09/01/2012	500,000	526,250
Station Casinos, Inc.
6.000% due 04/01/2012	250,000	254,688
		1,045,313
Industrial - 3.1%
Hexcel Corp.
9.875% due 10/01/2008	50,000	55,500
9.750% due 01/15/2009	500,000	520,000
		575,500
Media & Publishing - 11.7%
Cadmus Communications Corp.
8.375% due 06/15/2014	250,000	272,187
Charter Communications Operating LLC
8.000% due 04/30/2012 (c)	250,000	260,000
Dex Media Finance West
9.875% due 08/15/2013	250,000	288,125
Emmis Operating Co.
6.875% due 05/15/2012	500,000	523,125
Paxson Communications Corp.
0.000%/12.750% Step Bond due 01/15/2009	250,000	233,750
RH Donnelley Financial Corp.
8.875% due 12/15/2010 (c)	250,000	278,750
10.875% due 12/15/2012 (c)	250,000	296,875
		2,152,812
Real Estate - 2.9%
Corrections Corp of America
7.500% due 05/01/2011	500,000	$ 534,375
Telecommunications - 11.5%
Iwo Escrow Co.
0.000%/10.75% Step Bond due 01/15/2015 (c)	250,000	155,000
MCI, Inc.
6.908% due 05/01/2007	500,000	511,875
Nextel Communications, Inc.
7.375% due 08/01/2015	500,000	550,000
Qwest Communications International
7.250% due 02/15/2011 (c)	500,000	512,500
Qwest Corp.
7.875% due 09/01/2011 (c)	250,000	271,250
Rogers Wireless, Inc.
7.500% due 03/15/2015 (c)	125,000	131,875
		2,132,500
Transportation - 0.5%
Atlas Air, Inc.
7.380% due 01/02/2018	87,739	85,495

TOTAL CORPORATE BONDS (Cost $14,525,817)		15,248,219

CONVERTIBLE BONDS - 1.4%
Telecommunications - 1.4%
Charter Communications, Inc.
4.750% due 06/01/2006	250,000	250,000

TOTAL CONVERTIBLE BONDS (Cost $237,413)		250,000

ASSET BACKED SECURITIES - 2.8%
Transportation - 2.8%
JET Equipment Trust
7.630% due 08/15/2012 (b) (d) (c)	805,625	519,628

TOTAL ASSET BACKED SECURITIES (Cost $701,328)		519,628

SHORT TERM INVESTMENTS - 1.8%

Northern Institutional Diversified Assets Fund	338,871	338,871

TOTAL SHORT TERM INVESTMENTS (Cost $338,871)		338,871

Total Investments (Cost $18,688,879) - 99.5%		18,371,828

Northern Institutional Liquid Asset Portfolio (e) - 35.8%		6,607,975

Liabilities in Excess of Other Assets - (35.3)%		(6,520,228)
TOTAL NET ASSETS - 100.0%		$ 18,459,575

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Security in default.
(c)
Security is exempt from resigration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.

(d) Valued in good faith under procedures adopted by the Board of Directors.
(e)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $6,451,846, $6,607,975 and $0, respectively.

(f) Security is restricted is considered illiquid. The aggregate value of such securities is $288,445 or 1.6% of total net assets.
(g)
For federal income tax purposes, cost is $18,688,879 and gross unrealized appreciation and depreciation of securities as of December 31, 2004 was $1,269,754 and ($1,586,805), respectively, with a net apprecitation / depreciation of ($317,051).

Summit Total Stakeholder Impact Fund
Schedule of Investments

December 31, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 2.2%
Boeing Co.	322	$ 16,670
General Dynamics Corp.	79	8,263
Goodrich Corp.	42	1,371
Honeywell International, Inc.	323	11,437
L-3 Communications Holdings, Inc.	75	5,493
Lockheed Martin Corp.	156	8,666
Northrop Grumman Corp.	108	5,871
Raytheon Co.	347	13,474
Rockwell Collins, Inc.	352	13,883
United Technologies Corp.	267	27,595
		112,723
Air Freight & Logistics - 1.6%
FedEx Corp.	127	12,508
Ryder System, Inc.	23	1,099
United Parcel Service, Inc.	801	68,453
		82,060
Airlines - 0.1%
Delta Air Lines, Inc. (a)	39	292
Southwest Airlines Co.	315	5,128
		5,420
Auto Components - 0.2%
Cooper Tire & Rubber Co.	30	646
Dana Corp.	61	1,057
Delphi Corp.	242	2,183
The Goodyear Tire & Rubber Co. (a)	55	806
Johnson Controls, Inc.	72	4,568
Visteon Corp.	52	508
		9,768
Automobiles - 0.9%
Ford Motor Co.	1,297	18,988
General Motors Corp.	375	15,022
Harley-Davidson, Inc.	222	13,487
		47,497
Beverages - 2.7%
Adolph Coors Co. - Class B	187	14,150
Anheuser-Busch Cos., Inc.	363	18,415
Brown-Forman Corp. - Class B	60	2,921
The Coca-Cola Co.	1,053	43,836
Coca-Cola Enterprises, Inc.	155	3,232
Pepsi Bottling Group, Inc.	108	2,920
PepsiCo, Inc.	1,062	55,437
		140,911
Biotechnology - 1.5%
Amgen, Inc. (a)	746	47,856
Applera Corp - Applied Biosystems Group	94	1,965
Biogen Idec, Inc. (a)	174	11,590
Chiron Corp. (a)	75	2,500
Genzyme Corp. (a)	80	4,646
Gilead Sciences, Inc. (a)	200	6,998
Medimmune, Inc. (a)	87	2,359
		77,914
Building Products - 0.2%
American Standard Cos., Inc. (a)	60	$ 2,479
Masco Corp.	181	6,612
		9,091
Capital Markets - 2.3%
The Bank of New York Co., Inc.	253	8,455
The Bear Stearns Cos. Inc.	33	3,376
The Charles Schwab Corp.	556	6,650
E*Trade Financial Corp. (a)	150	2,242
Federated Investors, Inc.	50	1,520
Franklin Resources, Inc.	204	14,209
The Goldman Sachs Group, Inc.	141	14,670
Janus Capital Group, Inc.	88	1,479
Lehman Brothers Holdings, Inc.	85	7,436
Mellon Financial Corp.	311	9,675
Merrill Lynch & Co., Inc.	267	15,959
Morgan Stanley	306	16,989
Northern Trust Corp.	148	7,190
State Street Corp.	136	6,680
T. Rowe Price Group, Inc.	49	3,048
		119,578
Chemicals - 2.1%
Air Products & Chemicals, Inc.	190	11,014
The Dow Chemical Co.	583	28,864
Eastman Chemical Co.	28	1,617
Ecolab, Inc.	112	3,935
EI Du Pont de Nemours & Co.	619	30,362
Engelhard Corp.	53	1,626
Great Lakes Chemical Corp.	17	484
Hercules, Inc. (a)	38	564
International Flavors & Fragrances, Inc.	39	1,671
Monsanto Co.	95	5,277
PPG Industries, Inc.	145	9,883
Praxair, Inc.	138	6,093
Rohm & Haas Co.	96	4,246
Sigma-Aldrich Corp.	33	1,995
		107,631
Commercial Banks - 5.3%
AmSouth Bancorp	155	4,015
Bank of America Corp.	1,434	67,384
BB&T Corp.	163	6,854
Comerica, Inc.	67	4,088
Compass Bancshares, Inc.	60	2,920
Fifth Third Bancorp	237	11,205
First Horizon National Corp.	50	2,156
Huntington Bancshares, Inc.	101	2,503
KeyCorp	181	6,136
M&T Bank Corp.	50	5,392
Marshall & Ilsley Corp.	100	4,420
National City Corp.	253	9,500
North Fork Bancorp, Inc.	202	5,828
PNC Financial Services Group	119	6,835
Regions Financial Corp.	187	6,655
SunTrust Banks, Inc.	117	8,644
Synovus Financial Corp.	118	3,373
US Bancorp	694	21,736
Wachovia Corp.	982	51,653
Wells Fargo & Co.	687	42,697
Zions Bancorp	35	2,381
		276,375
Commercial Services & Supplies - 0.9%
Allied Waste Industries, Inc. (a)	73	$ 677
Apollo Group, Inc. (a)	75	6,053
Avery Dennison Corp.	47	2,819
Cendant Corp.	306	7,154
Cintas Corp.	67	2,939
Equifax, Inc.	59	1,658
H&R Block, Inc.	72	3,528
Monster Worldwide, Inc. (a)	36	1,211
Pitney Bowes, Inc.	266	12,310
Robert Half International, Inc.	71	2,090
RR Donnelley & Sons Co.	50	1,765
Waste Management, Inc.	163	4,880
		47,084
Communications Equipment - 3.2%
ADC Telecommunications, Inc. (a)	331	887
Andrew Corp. (a)	33	450
Avaya, Inc. (a)	115	1,978
Ciena Corp. (a)	125	418
Cisco Systems, Inc. (a)	4,678	90,285
Comverse Technology, Inc. (a)	89	2,176
Corning, Inc. (a)	385	4,532
JDS Uniphase Corp. (a)	525	1,664
Lucent Technologies, Inc. (a)	2,041	7,674
Motorola, Inc.	1,487	25,576
QUALCOMM, Inc.	636	26,966
Scientific-Atlanta, Inc.	63	2,080
Tellabs, Inc. (a)	168	1,443
		166,129
Computers & Peripherals - 4.1%
Apple Computer, Inc. (a)	127	8,179
Dell, Inc. (a)	1,123	47,323
EMC Corp. (a)	807	12,000
Gateway, Inc. (a)	134	805
Hewlett-Packard Co.	1,265	26,527
International Business Machines Corp.	963	94,933
Lexmark International, Inc. (a)	50	4,250
NCR Corp. (a)	38	2,631
Network Appliance, Inc. (a)	133	4,418
QLogic Corp. (a)	36	1,322
Sun Microsystems, Inc. (a)	1,504	8,092
		210,480
Construction & Engineering - 0.0%
Fluor Corp.	30	1,635
Construction Materials - 0.0%
Vulcan Materials Co.	41	2,239
Consumer Finance - 1.2%
American Express Co.	507	28,579
Capital One Financial Corp.	80	6,737
MBNA Corp.	556	15,674
Providian Financial Corp. (a)	116	1,910
SLM Corp.	192	10,251
		63,151
Containers & Packaging - 0.2%
Ball Corp.	48	2,111
Bemis Co.	44	1,280
Pactiv Corp. (a)	64	1,619
Sealed Air Corp. (a)	34	1,811
Temple-Inland, Inc.	20	1,368
		8,189
Distributors - 0.1%
Genuine Parts Co.	71	$ 3,128
Diversified Financial Services - 2.7%
CIT Group, Inc.	100	4,582
Citigroup, Inc.	1,580	76,124
JPMorgan Chase & Co.	1,148	44,784
Moody's Corp.	69	5,993
Principal Financial Group, Inc.	150	6,141
		137,624
Diversified Telecommunication Services - 2.5%
Alltel Corp.	129	7,580
AT&T Corp.	297	5,661
BellSouth Corp.	768	21,343
CenturyTel, Inc.	58	2,057
Citizens Communications Co.	99	1,365
Qwest Communications International (a)	666	2,957
SBC Communications, Inc.	1,283	33,063
Sprint Corp.	504	12,525
Verizon Communications, Inc.	1,116	45,209
		131,760
Electric Utilities - 1.9%
Allegheny Energy, Inc. (a)	43	848
Allegheny Technologies, Inc.	28	607
Ameren Corp.	58	2,908
American Electric Power Co., Inc.	134	4,602
Centerpoint Energy, Inc.	110	1,243
Cinergy Corp.	120	4,996
Consolidated Edison, Inc.	78	3,412
DTE Energy Co.	56	2,415
Edison International	135	4,324
Entergy Corp.	85	5,745
Exelon Corp.	218	9,607
FirstEnergy Corp.	123	4,860
FPL Group, Inc.	74	5,532
PG&E Corp. (a)	126	4,193
Pinnacle West Capital Corp.	227	10,081
PPL Corp.	57	3,037
Progress Energy, Inc.	83	3,755
The Southern Co.	274	9,184
TECO Energy, Inc.	650	9,971
TXU Corp.	107	6,908
Xcel Energy, Inc.	132	2,402
		100,630
Electrical Equipment - 0.4%
American Power Conversion Corp.	82	1,755
Cooper Industries Ltd.	43	2,919
Emerson Electric Co.	176	12,338
Power-One, Inc. (a)	32	285
Rockwell Automation, Inc.	69	3,419
		20,716
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	340	8,194
Jabil Circuit, Inc. (a)	85	2,174
Molex, Inc.	74	2,220
Sanmina-SCI Corp. (a)	120	1,016
Solectron Corp. (a)	314	1,674
Symbol Technologies, Inc.	85	1,471
Tektronix, Inc.	39	1,178
		17,927
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	100	$ 4,267
BJ Services Co.	275	12,799
Halliburton Co.	153	6,004
Nabors Industries Ltd. (a)	60	3,077
Noble Corp. (a)	54	2,686
Rowan Cos., Inc. (a)	36	932
Schlumberger Ltd.	217	14,528
Transocean, Inc. (a)	85	3,603
		47,896
Food & Staples Retailing - 2.6%
Albertson's, Inc.	180	4,298
Costco Wholesale Corp.	201	9,730
CVS Corp.	138	6,220
The Kroger Co. (a)	295	5,174
Safeway, Inc. (a)	191	3,770
Supervalu, Inc.	57	1,968
Sysco Corp.	269	10,268
Walgreen Co.	359	13,775
Wal-Mart Stores, Inc.	1,502	79,336
		134,539
Food Products - 1.3%
Archer-Daniels-Midland Co.	185	4,127
Campbell Soup Co.	180	5,380
ConAgra Foods, Inc.	140	4,123
General Mills, Inc.	172	8,550
Hershey Foods Corp.	132	7,331
HJ Heinz Co.	122	4,757
Kellogg Co.	181	8,084
McCormick & Co., Inc.	50	1,930
Sara Lee Corp.	321	7,749
Wm. Wrigley Jr. Co.	189	13,077
		65,108
Gas Utilities - 0.1%
KeySpan Corp.	55	2,170
Nicor, Inc.	19	702
NiSource, Inc.	80	1,822
Peoples Energy Corp.	15	659
		5,353
Health Care Equipment & Supplies - 2.2%
Bausch & Lomb, Inc.	19	1,225
Baxter International, Inc.	434	14,990
Becton, Dickinson & Co.	104	5,907
Biomet, Inc.	112	4,860
Boston Scientific Corp. (a)	306	10,878
C.R. Bard, Inc.	38	2,431
Fisher Scientific International (a)	50	3,119
Guidant Corp.	134	9,661
Hospira, Inc. (a)	54	1,809
Medtronic, Inc.	688	34,173
Millipore Corp. (a)	19	946
PerkinElmer, Inc.	40	900
St. Jude Medical, Inc. (a)	136	5,702
Stryker Corp.	154	7,431
Thermo Electron Corp. (a)	69	2,083
Waters Corp. (a)	50	2,340
Zimmer Holdings, Inc. (a)	65	5,208
		113,663
Health Care Providers & Services - 2.2%
Aetna, Inc.	52	$ 6,487
AmerisourceBergen Corp.	40	2,347
Cardinal Health, Inc.	172	10,002
Caremark Rx, Inc. (a)	200	7,886
Cigna Corp.	62	5,057
Express Scripts, Inc. (a)	50	3,822
HCA, Inc.	139	5,554
Health Management Associates, Inc.	100	2,272
Humana, Inc. (a)	53	1,574
IMS Health, Inc.	117	2,716
Laboratory Corp. of America Holdings (a)	100	4,982
Manor Care, Inc.	39	1,382
McKesson Corp.	92	2,894
Medco Health Solutions, Inc. (a)	130	5,408
Quest Diagnostics	139	13,282
Tenet Healthcare Corp. (a)	184	2,020
UnitedHealth Group, Inc.	262	23,064
Wellpoint, Inc. (a)	135	15,525
		116,274
Hotels Restaurants & Leisure - 1.5%
Carnival Corp.	221	12,736
Darden Restaurants, Inc.	79	2,192
Harrah's Entertainment, Inc.	47	3,144
Hilton Hotels Corp.	126	2,865
International Game Technology	112	3,851
Marriott International, Inc. - Class A	113	7,117
McDonald's Corp.	790	25,327
Starbucks Corp. (a)	162	10,102
Starwood Hotels & Resorts Worldwide, Inc.	76	4,438
Wendy's International, Inc.	48	1,885
Yum! Brands, Inc.	112	5,284
		78,941
Household Durables - 0.5%
The Black & Decker Corp.	34	3,003
Centex Corp.	50	2,979
Fortune Brands, Inc.	63	4,863
KB Home	18	1,879
Leggett & Platt, Inc.	76	2,161
Maytag Corp.	31	654
Newell Rubbermaid, Inc.	104	2,516
Pulte Homes, Inc.	34	2,169
Snap-On, Inc.	23	790
The Stanley Works	34	1,666
Whirlpool Corp.	30	2,076
		24,756
Household Products - 2.2%
Clorox Co.	105	6,187
Colgate-Palmolive Co.	243	12,432
Kimberly-Clark Corp.	211	13,886
Procter & Gamble Co.	1,496	82,400
		114,905
Industrial Conglomerates - 5.0%
3M Co.	734	60,239
General Electric Co.	4,542	165,783
Textron, Inc.	58	4,280
Tyco International Ltd.	783	27,985
		258,287
Insurance - 3.2%
ACE Ltd.	100	$ 4,275
Aflac, Inc.	214	8,526
The Allstate Corp.	284	14,688
AMBAC Financial Group, Inc.	41	3,367
American International Group, Inc.	800	52,536
AON Corp.	106	2,529
Chubb Corp.	71	5,460
Cincinnati Financial Corp.	69	3,054
Hartford Financial Services Group, Inc.	83	5,753
Jefferson-Pilot Corp.	63	3,274
Lincoln National Corp.	81	3,781
Loews Corp.	58	4,077
Marsh & McLennan Cos., Inc.	180	5,922
MBIA, Inc.	79	4,999
Metlife, Inc.	300	12,153
The Progressive Corp.	90	7,636
Prudential Financial, Inc.	200	10,992
Safeco Corp.	52	2,717
The St. Paul Travelers Cos. Inc.	84	3,114
Torchmark Corp.	45	2,571
UnumProvident Corp.	98	1,758
XL Capital Ltd.	48	3,727
		166,909
Internet & Catalog Retail - 0.5%
eBay, Inc. (a)	240	27,907
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	420	15,826
IT Services - 1.1%
Affiliated Computer Services, Inc. (a)	100	6,019
Automatic Data Processing, Inc.	258	11,442
Computer Sciences Corp. (a)	67	3,777
Convergys Corp. (a)	65	974
Electronic Data Systems Corp.	207	4,782
First Data Corp.	328	13,953
Fiserv, Inc. (a)	75	3,014
Paychex, Inc.	160	5,453
Sabre Holdings Corp.	53	1,174
SunGard Data Systems, Inc. (a)	130	3,683
Unisys Corp. (a)	125	1,273
		55,544
Leisure Equipment & Products - 0.4%
Brunswick Corp.	34	1,683
Eastman Kodak Co.	431	13,900
Hasbro, Inc.	69	1,337
Mattel, Inc.	135	2,631
		19,551
Machinery - 2.1%
Caterpillar, Inc.	134	13,066
Cummins, Inc.	200	16,758
Danaher Corp.	116	6,660
Deere & Co.	169	12,574
Dover Corp.	82	3,439
Eaton Corp.	58	4,197
Illinois Tool Works, Inc.	133	12,326
Ingersoll-Rand Co.	67	5,380
ITT Industries, Inc.	137	11,570
Navistar International Corp. (a)	25	1,099
Paccar, Inc.	72	5,795
Pall Corp.	46	1,332
Parker Hannifin Corp.	165	12,497
		106,693
Media - 3.3%
Clear Channel Communications, Inc.	243	$ 8,138
Comcast Corp. (a)	751	24,993
Dow Jones & Co., Inc.	36	1,550
Gannett Co, Inc.	104	8,497
Interpublic Group of Cos., Inc. (a)	130	1,742
Knight-Ridder, Inc.	25	1,674
The McGraw-Hill Cos., Inc.	85	7,781
Meredith Corp.	11	596
New York Times Co.	68	2,774
News Corp.	1,200	22,392
Omnicom Group	75	6,324
Time Warner, Inc. (a)	1,570	30,521
Tribune Co.	157	6,616
Univision Communications, Inc. (a)	83	2,429
Viacom, Inc. - Class B	631	22,962
The Walt Disney Co.	786	21,851
		170,840
Metals & Mining - 0.6%
Alcoa, Inc.	521	16,370
Freeport-McMoRan Copper & Gold, Inc.	53	2,026
Newmont Mining Corp.	144	6,395
Nucor Corp.	64	3,350
Phelps Dodge Corp.	27	2,671
United States Steel Corp.	33	1,691
		32,503
Multiline Retail - 1.1%
Big Lots, Inc. (a)	45	546
Dillard's Inc.	35	940
Dollar General Corp.	264	5,483
Family Dollar Stores, Inc.	75	2,342
Federated Department Stores	72	4,161
JC Penney Co., Inc. Holding Co.	97	4,016
Kohl's Corp. (a)	138	6,786
The May Department Stores Co.	115	3,381
Nordstrom, Inc.	49	2,290
Sears Roebuck and Co.	137	6,991
Target Corp.	387	20,097
		57,033
Multi-Utilities & Unregulated Power - 0.6%
The AES Corp. (a)	198	2,707
Calpine Corp. (a)	111	437
CMS Energy Corp. (a)	48	502
Constellation Energy Group, Inc.	61	2,666
Dominion Resources Inc.	101	6,842
Duke Energy Corp.	296	7,498
Dynegy, Inc. - Class A (a)	133	614
Public Service Enterprise Group, Inc.	83	4,297
Sempra Energy	86	3,154
		28,717
Office Electronics - 0.2%
Xerox Corp. (a)	715	$ 12,162
Oil & Gas - 5.2%
Amerada Hess Corp.	32	2,636
Anadarko Petroleum Corp.	98	6,351
Apache Corp.	110	5,563
Ashland, Inc.	28	1,635
Burlington Resources, Inc.	162	7,047
ChevronTexaco Corp.	820	43,058
ConocoPhillips	302	26,223
Devon Energy Corp.	106	4,126
El Paso Corp.	191	1,986
EOG Resources, Inc.	46	3,283
Exxon Mobil Corp.	2,195	112,516
Kerr-McGee Corp.	36	2,080
Kinder Morgan, Inc.	45	3,291
Marathon Oil Corp.	117	4,400
Occidental Petroleum Corp.	131	7,645
Sunoco, Inc.	207	16,914
Unocal Corp.	275	11,891
Valero Energy Corp.	100	4,540
Williams Cos., Inc.	162	2,639
XTO Energy, Inc.	100	3,538
		271,362
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	85	3,186
International Paper Co.	171	7,182
Louisiana-Pacific Corp.	35	936
MeadWestvaco Corp.	81	2,745
Weyerhaeuser Co.	162	10,889
		24,938
Personal Products - 0.8%
Alberto-Culver Co.	36	1,749
Avon Products, Inc.	222	8,591
The Gillette Co.	647	28,973
		39,313
Pharmaceuticals - 6.8%
Abbott Laboratories	540	25,191
Allergan, Inc.	55	4,459
Bristol-Myers Squibb Co.	877	22,469
Eli Lilly & Co.	394	22,360
Forest Laboratories, Inc. (a)	136	6,101
Johnson & Johnson	1,753	111,175
King Pharmaceuticals, Inc. (a)	93	1,153
Merck & Co., Inc.	1,082	34,775
Mylan Laboratories	100	1,768
Pfizer, Inc.	3,381	90,915
Schering-Plough Corp.	479	10,002
Watson Pharmaceuticals, Inc. (a)	41	1,345
Wyeth	492	20,954
		352,667
Real Estate - 0.5%
Apartment Investment & Management Co.	75	2,891
Archstone-Smith Trust	90	3,447
Equity Office Properties Trust	150	4,368
Equity Residential	100	3,618
Plum Creek Timber Co., Inc.	80	3,075
Prologis	100	4,333
Simon Property Group, Inc.	70	4,527
		26,259
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	157	$ 7,428
CSX Corp.	69	2,765
Norfolk Southern Corp.	166	6,007
Union Pacific Corp.	91	6,120
		22,320
Semiconductor & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	312	6,870
Altera Corp. (a)	159	3,291
Analog Devices, Inc.	146	5,390
Applied Materials, Inc. (a)	684	11,696
Applied Micro Circuits Corp. (a)	116	488
Broadcom Corp. (a)	93	3,002
Freescale Semiconductor, Inc. (a)	239	4,388
Intel Corp.	4,350	101,747
KLA-Tencor Corp. (a)	77	3,587
Linear Technology Corp.	129	5,000
LSI Logic Corp. (a)	129	707
Maxim Integrated Products, Inc.	114	4,833
Micron Technology, Inc. (a)	239	2,952
National Semiconductor Corp.	138	2,477
Novellus Systems, Inc. (a)	53	1,478
Nvidia Corp. (a)	50	1,178
PMC-Sierra, Inc. (a)	58	653
Teradyne, Inc. (a)	71	1,212
Texas Instruments, Inc.	1,157	28,485
Xilinx, Inc.	131	3,884
		193,318
Software - 3.4%
Adobe Systems, Inc.	101	6,337
Autodesk, Inc.	100	3,795
BMC Software, Inc. (a)	101	1,878
Citrix Systems, Inc. (a)	77	1,889
Computer Associates International, Inc.	245	7,610
Compuware Corp. (a)	153	990
Electronic Arts, Inc. (a)	150	9,252
Intuit, Inc. (a)	81	3,565
Mercury Interactive Corp. (a)	32	1,458
Microsoft Corp.	3,434	91,722
Novell, Inc. (a)	140	945
Oracle Corp. (a)	2,242	30,760
Parametric Technology Corp. (a)	112	660
Peoplesoft, Inc. (a)	117	3,098
Siebel Systems, Inc. (a)	178	1,869
Symantec Corp. (a)	200	5,152
Veritas Software Corp. (a)	159	4,539
		175,519
Specialty Retail - 2.6%
Autonation, Inc. (a)	100	$ 1,921
Autozone, Inc. (a)	52	4,748
Bed Bath & Beyond, Inc. (a)	114	4,541
Best Buy Co, Inc.	126	7,487
Circuit City Stores, Inc.	85	1,329
The Gap Inc.	347	7,329
Home Depot, Inc.	1,427	60,990
Limited Brands	147	3,384
Lowe's Cos., Inc.	352	20,272
Office Depot, Inc. (a)	105	1,823
OfficeMax Inc.	19	596
RadioShack Corp.	74	2,433
The Sherwin-Williams Co.	62	2,767
Staples, Inc.	193	6,506
Tiffany & Co.	61	1,950
TJX Cos., Inc.	232	5,830
Toys "R" Us, Inc. (a)	79	1,617
		135,523
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc. (a)	80	4,512
Jones Apparel Group, Inc.	40	1,463
Liz Claiborne, Inc.	300	12,663
Nike, Inc.	171	15,508
Reebok International Ltd.	312	13,728
VF Corp.	47	2,603
		50,477
Thrifts & Mortgage Finance - 2.0%
Countrywide Financial Corp.	192	7,106
Fannie Mae	603	42,940
Freddie Mac	300	22,110
Golden West Financial Corp.	134	8,230
MGIC Investment Corp.	44	3,032
Sovereign Bancorp, Inc.	125	2,819
Washington Mutual, Inc.	401	16,954
		103,191
Tobacco - 1.0%
Altria Group, Inc.	729	44,542
Reynolds American, Inc.	50	3,930
UST, Inc.	57	2,742
		51,214
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	44	2,931
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. (a)	371	11,130

TOTAL COMMON STOCKS (Cost $5,024,367)		5,008,055

INVESTMENT COMPANIES - 2.9%
Exchange-Traded Funds - 2.9%
SPDR Trust Series 1	1,225	148,066

TOTAL INVESTMENT COMPANIES (Cost $132,498)		148,066

SHORT TERM INVESTMENTS - 0.5%
Northern Institutional Diversified Assets Fund	27,340	27,340

TOTAL SHORT TERM INVESTMENTS (Cost $27,340)		27,340

Total Investments (Cost $5,184,205)(b) - 100.1%		5,183,461
Liabilities in Excess of Other Assets - (0.1)%		(3,865)
TOTAL NET ASSETS - 100.0%		$ 5,179,596

(a) Non Income Producing
(b)
For federal income tax purposes, cost is $5,198,104 and gross unrealized appreciation and depreciation of securities as of December 31, 2004 was $865,889 and ($875,362), respectively, with a net appreciation / depreciation of ($9,473).

Summit Bond Fund
Schedule of Investments

December 31, 2004 (Unaudited)
	Shares or
	Principal Amount	Value
COMMON STOCKS - 0.3%
Diversified Telecommunication Services - 0.3%
MCI, Inc. (a)	13,029	$ 262,665

TOTAL COMMON STOCKS (Cost $245,973)		262,665

PREFERRED STOCKS - 0.3%
Media - 0.3%
Paxson Communications Corp. 14.25% Payment-in-kind	35.4	259,832

TOTAL PREFERRED STOCKS (Cost $290,084)		259,832

U.S. TREASURY OBLIGATIONS - 14.7%
U.S. Treasury Bonds - 0.3%
5.250% due 02/15/2029	$ 300,000	314,695
U.S. Treasury Notes - 14.4%
5.875% due 11/15/2005	300,000	307,981
2.000% due 05/15/2006	2,000,000	1,976,406
7.000% due 07/15/2006	2,000,000	2,120,468
2.625% due 11/15/2006	2,200,000	2,183,757
6.250% due 02/15/2007	100,000	106,438
3.125% due 09/15/2008	1,000,000	990,039
3.125% due 04/15/2009	3,400,000	3,348,470
3.500% due 11/15/2009	750,000	746,484
3.875% due 02/15/2013	1,125,000	1,109,971
4.250% due 08/15/2014	750,000	751,670
		13,641,684

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,946,209)		13,956,379

CORPORATE BONDS - 48.1%

Aerospace & Defense - 0.5%
Hexcel Corp.
9.875% due 10/01/2008	37,000	41,070
9.750% due 01/15/2009	375,000	390,000
		431,070
Air Transportation - 1.5%
America West Airlines, Inc. (AMBAC insured)
7.100% due 04/02/2021	649,881	689,995
Continental Airlines, Inc.
7.875% due 07/02/2018	749,630	723,498
		1,413,493
Bank, Bank Holding Companies, & Other Bank Services - 0.8%
Capital One Bank
5.750% due 09/15/2010	700,000	742,565
Consumer Cyclical - 6.5%
American Axle & Manufacturing, Inc.
5.250% due 02/11/2014	$ 1,050,000	$ 1,008,124
DaimlerChrysler NA Holding Corp.
6.500% due 11/15/2013	750,000	813,461
General Motors Corp.
8.250% due 07/15/2023	700,000	729,170
Hertz Corp.
7.625% due 06/01/2012	750,000	821,380
ICI Wilmington, Inc.
5.625% due 12/01/2013	750,000	776,769
Lear Corp.
8.110% due 05/15/2009	1,050,000	1,190,859
MDC Holdings, Inc.
5.500% due 05/15/2013	350,000	355,361
Technical Olympic USA, Inc.
9.000% due 07/01/2010	375,000	401,250
Tenneco Automotive, Inc.
8.625% due 11/15/2014 (c)	75,000	78,000
		6,174,374
Consumer Non-Durable - 6.8%
American Restaurant Group
11.500% due 11/01/2006 (b)	500,000	290,000
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
8.875% due 05/20/2011	187,000	203,830
Boise Cascade L L C / Boise
5.005% due 10/15/2012 (c)	37,000	38,387
Bunge Ltd Finance Corp.
7.800% due 10/15/2012	700,000	831,201
Chiquita Brands Intl, Inc.
7.500% due 11/01/2014 (c)	375,000	379,687
Dex Media West LLC/Dex Media Finance Co.
9.875% due 08/15/2013	182,000	209,755
The Dial Corp.
7.000% due 08/15/2006	750,000	791,709
Hughes Supply, Inc.
5.500% due 10/15/2014 (c)	840,000	829,310
Landry's Restaurants, Inc.
7.500% due 12/15/2014 (c)	375,000	372,187
MGM Mirage Inc.
6.750% due 09/01/2012	375,000	394,688
Miller Brewing Co.
5.500% due 08/15/2013 (c)	700,000	731,672
RH Donnelley Finance Corp I
8.875% due 12/15/2010	187,000	208,505
10.875% due 12/15/2012 (c)	187,000	222,062
Service Corp International
7.700% due 04/15/2009	375,000	405,000
Station Casinos, Inc.
6.000% due 04/01/2012	188,000	191,525
Werner Holding Co, Inc.
10.000% due 11/15/2007	375,000	311,250
		6,410,768
Electric - 1.4%
The AES Corp.
9.375% due 09/15/2010	$ 375,000	$ 435,938
Ametek, Inc.
7.200% due 07/15/2008	750,000	813,151
Sierra Pacific Power Co.
6.250% due 04/15/2012	94,000	98,113
		1,347,202
Electric Utility - 1.7%
FirstEnergy Corp.
6.450% due 11/15/2011	760,000	825,717
TXU Corp.
5.550% due 11/15/2014 (c)	750,000	745,058
		1,570,775
Energy - 7.4%
Aventine Renewable Energy
8.501% due 12/15/2011 (c)	188,000	189,880
Calpine Corp.
10.500% due 05/15/2006	375,000	375,000
Canadian Oil Sands Ltd.
5.800% due 08/15/2013 (c)	700,000	727,975
Chesapeake Energy Corp.
9.000% due 08/15/2012	375,000	428,437
Citgo Petroleum Corp.
6.000% due 10/15/2011 (c)	187,000	186,065
Constellation Energy Group, Inc.
7.000% due 04/01/2012	750,000	854,887
Enterprise Products Operations LP
5.600% due 10/15/2014 (c)	700,000	706,209
Kaneb Pipe Line Operating Partnership LP
5.875% due 06/01/2013	700,000	728,566
Kern River Funding Corp.
6.676% due 07/31/2016 (c)	129,730	143,064
Nevada Power Co.
6.500% due 04/15/2012	94,000	99,405
Northwest Pipeline Corp.
8.125% due 03/01/2010	187,000	206,869
Pemex Project Funding Master Trust
8.000% due 11/15/2011	750,000	863,250
Plains All American Pipeline LP
5.625% due 12/15/2013	700,000	720,026
Stone Energy Corp.
6.750% due 12/15/2014 (c)	375,000	374,062
Williams Companies, Inc.
7.125% due 09/01/2011	375,000	409,688
		7,013,383
Finance - 2.0%
Block Financial Corp.
5.125% due 10/30/2014	490,000	479,011
Ford Motor Credit Co.
5.700% due 01/15/2010	700,000	706,372
General Motors Acceptance Corp.
5.850% due 01/14/2009	750,000	759,876
		1,945,259
Health Care - 2.1%
Beckman Coulter, Inc.
6.875% due 11/15/2011	$ 700,000	$ 787,800
Genesis HealthCare Corp.
8.000% due 10/15/2013	188,000	203,980
Medco Health Solutions, Inc.
7.250% due 08/15/2013	350,000	391,527
Wellpoint, Inc.
5.000% due 12/15/2014 (c)	600,000	598,111
		1,981,418
Insurance - 3.7%
American Financial Group Inc.
7.125% due 04/15/2009	750,000	827,071
Farmers Insurance Exchange
6.000% due 08/01/2014 (c)	700,000	709,886
Nationwide Financial Services
5.625% due 02/13/2015	1,125,000	1,145,571
USF&G Capital II
8.470% due 01/10/2027	760,000	841,126
		3,523,654
Media & Cable - 2.5%
Charter Communications
8.000% due 04/30/2012 (c)	187,000	194,480
Cox Communications Inc
5.450% due 12/15/2014 (c)	700,000	699,973
Emmis Operating Co.
6.875% due 05/15/2012	375,000	392,344
Paxson Communications Corp.
0.000%/12.750% Step Bond due 01/15/2009	188,000	175,780
Univision Communications, Inc.
7.850% due 07/15/2011	755,000	890,789
		2,353,366
Media Conglomerate - 2.4%
Comcast Corp.
5.850% due 01/15/2010	250,000	267,992
News America, Inc.
4.750% due 03/15/2010	1,139,000	1,160,631
Time Warner, Inc.
6.875% due 05/01/2012	760,000	865,530
		2,294,153
Metals & Mining - 0.5%
Falconbridge Ltd.
7.350% due 06/05/2012	375,000	426,120

Printing & Publishing - 0.2%
Cadmus Communications Corp.
8.375% due 06/15/2014	187,000	203,596

Real Estate - 1.1%
Health Care REIT, Inc.
8.000% due 09/12/2012	750,000	878,757
La Quinta Properties, Inc.
7.000% due 08/15/2012	188,000	198,810
		1,077,567
Technology - 1.2%
Jabil Circuit, Inc.
5.875% due 07/15/2010	$ 1,050,000	$ 1,105,253

Telecommunications - 5.8%
America Movil S A De C V
5.500% due 03/01/2014	750,000	740,929
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	375,000	441,981
Iwo Escrow Co.
0.000%/10.750% Step Bond, due 01/15/2015 (c)	188,000	116,560
MCI, Inc.
6.908% due 05/01/2007	375,000	383,906
Nextel Communications, Inc.
7.375% due 08/01/2015	375,000	412,500
Qwest Communications International
7.250% due 02/15/2011 (c)	375,000	384,375
Qwest Corp.
7.875% due 09/01/2011 (c)	187,000	202,895
Rogers Wireless, Inc.
7.500% due 03/15/2015 (c)	94,000	99,170
Sprint Capital Corp.
7.625% due 01/30/2011	750,000	870,779
TCI Communications, Inc.
8.750% due 08/01/2015	760,000	969,349
TELUS Corp.
8.000% due 06/01/2011	750,000	888,810
		5,511,254

TOTAL CORPORATE BONDS (Cost $43,910,092)		45,525,270

CONVERTIBLE BONDS - 0.2%
Telecommunications - 0.2%
Charter Communications, Inc.
4.750% due 06/01/2006	187,000	187,000

TOTAL CONVERTIBLE BONDS (Cost $177,585)		187,000

ASSET BACKED SECURITIES - 1.9%
Centex Home Equity
2001-B, 7.360% due 07/25/2032	296,006	303,276
JET Equipment Trust
7.630% due 08/15/2012 (b) (c)(f)	805,625	519,628
NWA Trust
10.230% due 06/21/2014	521,477	479,759
Residential Asset Mortgage Products, Inc.
4.120% due 06/25/2033	500,000	495,106

TOTAL ASSET BACKED SECURITIES (Cost $2,062,074)		1,797,769

MORTGAGE BACKED SECURITIES - 32.9%
ABN Amro Mortgage Corp.
Series 2002-2, 6.000% due 03/25/2017	$ 278,859	$ 282,251
Banc of America Funding Corp.
Series 2003-2, 6.366% due 06/25/2032	648,319	652,567
Bank of America Alternative Loan Trust
Series 2003-5, 5.000% due 07/25/2018	605,285	568,638
Series 2003-8, 4.750% due 10/25/2018	657,146	611,994
Bank of America Mortgage Securities
Series 2003-8, 5.500% due 11/25/2033	356,534	363,227
Series 2003-10, 5.000% due 01/25/2019	492,289	492,805
Series 2004-6, 5.500% due 07/25/2034	964,152	983,273
Chase Commercial Mortgage Securities Corp.
Series 1997-2, 6.600% due 12/19/2029	1,982,000	2,126,212
CS First Boston Mortgage Securities Corp.
Series 2002-24, 6.250% due 09/25/2032	583,873	587,064
Fannie Mae
Pool # 254190, 5.500% due 02/01/2009	1,319,556	1,348,452
Pool # 254273, 5.000% due 03/01/2009	917,911	934,039
Pool # 254340, 5.500% due 05/01/2012	609,369	635,730
Pool # 481582, 6.500% due 02/01/2029	265,305	278,792
Pool # 545015, 6.000% due 06/01/2016	801,313	840,200
Pool # 545579, 4.500% due 03/01/2017	2,027,235	2,028,053
Pool # 727360, 5.500% due 08/01/2018	3,340,140	3,454,871
Series 2002-48, 6.500% due 10/25/2031	2,700,000	2,797,859
Freddie Mac
Series 2439, 13.674% due 07/15/2028	348	350
Series 2810, 5.500% due 06/15/2034	1,892,777	1,936,194
Freddie Mac (Gold)
Pool # C76658, 5.000% due 02/01/2033	311,996	310,481
Pool # E96460, 5.000% due 05/01/2018	531,297	539,979
Pool # E99160, 4.500% due 09/01/2018	3,455,956	3,452,642
Pool # M80866, 5.000% due 11/01/2010	1,392,842	1,418,711
Ginnie Mae
Pool # 446760, 6.500% due 10/15/2028	372,442	392,805
GMAC Mortgage Corp Loan Trust
Series 2003-J3, 5.000% due 05/25/2018 (c)	276,483	261,833
Series 2004-J1, 5.250% due 04/25/2034	724,509	734,476
Housing Securities, Inc.
Series 1994-2, 6.500% due 07/25/2009	59,456	59,356
MASTR Asset Securitization Trust
Series 2003-9, 5.500% due 10/25/2033	287,062	293,058
Morgan Stanley Mortgage Loan Trust
Series 2004-1, 5.170% due 11/25/2033	545,794	530,704
Residential Accredit Loans, Inc.
Series 2001-QS15, 6.750% due 09/25/2031	502,449	501,468
Series 2002-QS16, Class M2, 5.750% due 10/25/2017	291,091	298,442
Series 2002-QS16, Class M3, 5.750% due 10/25/2017	291,091	293,984
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.139% due 09/25/2033	491,892	475,084
Structured Asset Securities Corp.
Series 2003-20, 5.379% due 07/25/2033	704,263	684,048

TOTAL MORTGAGE BACKED SECURITIES (Cost $30,676,577)		31,169,642

SHORT TERM INVESTMENTS - 1.5%

Northern Institutional Diversified Assets Fund	1,408,226	$ 1,408,226

TOTAL SHORT TERM INVESTMENTS (Cost $1,408,226)		1,408,226
Total Investments (Cost $92,716,820)(e) - 99.9%		94,566,783

Northern Institutional Liquid Asset Portfolio (d) - 28.1%		26,656,628

Liabilities in Excess of Other Assets - (28.0)%		(26,508,246)
TOTAL NET ASSETS - 100.0%		$ 94,715,165

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Security in default
(c)
Security is exempt from resigration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.

(d)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $26,815,815; $26,656,628 and $720,702, respectively.

(e)
For federal income tax purposes, cost is $93,326,108 and gross unrealized appreciation and depreciation of securities as of December 31, 2004 was $2,102,168 and ($861,491), respectively, with a net appreciation / depreciation of $1,240,677.

(f) Valued in good faith under procedures adopted by the Board of Directors.

Summit Money Market Fund
Schedule of Investments

December 31, 2004 (Unaudited)

CERTIFICATES OF DEPOSIT - 11.9%	Principal	Value
HBOS Treasury Services PLC
2.060% due 01/26/2005	$ 3,000,000	$ 3,000,000
Nordea Bank Finland PLC
2.350% due 02/02/2005	3,000,000	3,000,027
Societe Generale
2.320% due 02/02/2005	3,000,000	3,000,000
Societe Generale Euro
1.185% due 01/04/2005	1,000,000	1,000,000
Toronto Dominion Holdings
2.500% due 05/27/2005	2,000,000	2,000,040
TOTAL CERTIFICATES OF DEPOSIT (Cost $12,000,067)		12,000,067

COMMERCIAL PAPER - 49.2%
Apreco LLC
2.200% due 01/03/2005	1,700,000	1,699,792
British Transco Capital
2.310% due 02/01/2005 (a)	1,000,000	998,011
Cancara Asset Securitization
2.060% due 01/24/2005 (a)	4,000,000	3,994,339
CC USA, Inc.
2.000% due 01/07/2005 (a)	3,000,000	2,999,000
2.050% due 01/25/2005 (a)	2,000,000	1,997,267
Charta Corp. LLC
2.340% due 01/24/2005 (a)	5,000,000	4,992,525
CIT Group, Inc.
2.320% due 01/31/2005 (a)	1,000,000	998,067
2.240% due 02/01/2005 (a)	1,000,000	998,071
2.360% due 02/08/2005 (a)	2,000,000	1,995,018
2.360% due 04/04/2005 (a)	1,000,000	993,903
CRC Funding, LLC
2.340% due 01/03/2005 (a)	3,000,000	2,999,610
Credit Suisse First Boston Corp.
2.040% due 01/20/2005 (a)	3,000,000	2,996,770
Dorada Finance, Inc.
2.040% due 01/21/2005 (a)	4,000,000	3,995,467
General Electric Capital Corp.
1.880% due 02/01/2005 (a)	1,000,000	998,381
Giro Funding Corp.
2.060% due 01/25/2005 (a)	3,000,000	2,995,880
2.370% due 01/28/2005 (a)	1,000,000	998,222
Greyhawk Funding LLC
2.040% due 01/19/2005 (a)	3,000,000	2,996,940
Irish Life And Permanent PLC
2.430% due 05/16/2005 (a)	4,000,000	3,963,550
K2, LLC
1.870% due 02/18/2005 (a)	1,000,000	997,507
Perry Global Funding LLC
2.060% due 01/24/2005 (a)	2,000,000	1,997,368
Prudential Funding
2.020% due 01/07/2005 (a)	1,000,000	999,663
Swedish National Housing Fin.
2.280% due 01/31/2005 (a)	2,000,000	1,996,200
TOTAL COMMERCIAL PAPER (Cost $49,601,551)		49,601,551

DISCOUNT NOTES - 1.0%
Fannie Mae
0.000% due 02/16/2005	1,000,000	997,655
TOTAL DISCOUNT NOTES (Cost $997,655)		997,655

EURO TIME DEPOSITS - 5.0%
BNP Paribas
2.250% due 01/03/2005	5,000,000	$ 5,000,000
TOTAL EURO TIME DEPOSITS (Cost $5,000,000)		5,000,000

FLOATING RATE NOTES - 26.8%
American Express Credit Corp.
2.510% due 04/18/2005	5,000,000	5,001,941
Credit Suisse First Boston Corp.
2.460% due 09/09/2005	2,000,000	2,000,327
Depfa Bank PLC
2.470% due 12/15/2005	1,000,000	1,000,000
Freddie Mac
2.000% due 10/07/2005	4,000,000	4,000,000
Goldman Sachs Group
1.975% due 08/10/2005 (b)	2,000,000	2,000,000
Household Finance Corp.
2.410% due 08/18/2005	3,000,000	3,002,517
International Business Machines Corp.
2.320% due 02/08/2006 (a)	1,000,000	999,766
Merrill Lynch & Co., Inc.
2.360% due 02/17/2005	4,000,000	3,999,974
Morgan Stanley
1.630% due 02/18/2005	3,000,000	3,000,000
1.600% due 04/19/2005	2,000,000	2,000,000
TOTAL FLOATING RATE NOTES (Cost $27,004,525)		27,004,525

INTEREST BEARING NOTES - 2.5%
Fannie Mae
1.750% due 05/23/2005	1,500,000	1,500,000
Freddie Mac
1.500% due 02/14/2005	1,000,000	1,000,000
TOTAL INTEREST BEARING NOTES (Cost $2,500,000)		2,500,000

MEDIUM TERM NOTES - 4.0%
American General Finance Corp.
7.450% due 01/15/2005	4,000,000	4,011,286
TOTAL MEDIUM TERM NOTES (Cost $4,011,286)		4,011,286

MONEY MARKET FUNDS - 1.0%
Northern Institutional Diversified Assets Fund	1,033,167	1,033,167
TOTAL MONEY MARKET FUNDS (Cost $1,033,167)		1,033,167

Total Investments (Cost $102,148,251) - 101.4%		102,148,251
Liabilities in Excess of Other Assets - (1.4)%		(1,404,375)
TOTAL NET ASSETS - 100.0%		$ 100,743,876

(a)
Security is exempt from resigration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board for 4(2) paper that requires each security to be rated in one of the two highest rating categories by at least two nationally recognized rating organizations ("NRSO"), or if one one NRSO rates the security, by that NRSO.

(b)
Security is exempt from resigration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid for not meeting the required criteria adopted by the Fund's Board to be classified a liquid security and represents 2% of total net assets. The aggregate of such securities are limited to 10% of net assets.

Summit Short-Term Government Fund
Schedule of Investments

December 31, 2004 (Unaudited)

U.S. TREASURY OBLIGATIONS - 47.5%	Principal	Value
U.S. Treasury Notes - 47.5%
6.750% due 05/15/2005	$2,000,000	$2,030,938
5.750% due 11/15/2005	2,000,000	2,051,250
4.625% due 05/15/2006	2,000,000	2,046,094
2.375% due 08/15/2006	1,000,000	990,508
2.875% due 11/30/2006	2,000,000	1,993,750
4.375% due 05/15/2007	1,000,000	1,027,773
3.250% due 08/15/2007	1,000,000	1,001,484
3.000% due 02/15/2009	2,000,000	1,963,204
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,125,148)		13,105,001

U.S. GOVERNMENT AGENCY ISSUES - 23.5%
Federal And Federally-sponsored Credit Agencies - 23.5%
Fannie Mae
2.875% due 10/15/2005	2,500,000	2,499,973
Federal Home Loan Bank
3.700% due 12/24/2007	2,000,000	1,977,642
Freddie Mac
2.875% due 09/15/2005	2,000,000	2,000,654
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $6,508,665)		6,478,269

MORTGAGE BACKED SECURITIES - 32.1%
Fannie Mae
Pool # 254177, 5.000% due 12/01/2008	282,998	287,906
Pool # 254187, 5.000% due 01/01/2009	625,921	636,776
Pool # 254227, 5.000% due 02/01/2009	207,207	210,848
Pool # 254340, 5.500% due 05/01/2012	440,100	459,138
Pool # 545579, 4.500% due 03/01/2017	1,351,490	1,352,035
Pool # 546478, 7.000% due 12/01/2029	1,170,419	1,247,992
Freddie Mac
Series 2278, 6.500% due 03/15/2014	238,458	238,262
Series 2439, 13.674% due 07/15/2028	392	393
Series 2534, 2.803% due 09/15/2030	711,062	711,726
Series 2550, 2.753% due 11/15/2032	1,192,607	1,198,284
Series 2791, 4.000% due 11/15/2015	825,567	828,627
Series 2858, 4.000% due 03/15/2020	746,801	748,617
Freddie Mac (Gold) Pool
Pool # E96460, 5.000% due 05/01/2018	495,877	503,980
Pool # M90805, 4.500% due 04/01/2008	424,315	429,518
Ginnie Mae
Pool # 34862, 9.500% due 09/15/2009	11,223	12,285
TOTAL MORTGAGE BACKED SECURITIES (Cost $8,791,071)		8,866,387

SHORT TERM INVESTMENTS - 0.3%
Northern Institutional Government Select Fund	92,591	92,591

TOTAL SHORT TERM INVESTMENTS (Cost $92,591)		92,591
Total Investments (Cost $28,517,475)(b) - 103.4%		28,542,248

Northern Institutional Liquid Asset Portfolio (a) - 38.0%		10,496,175

Liabilities in Excess of Other Assets - (41.4)%		(11,440,450)
TOTAL NET ASSETS - 100.0%		$27,597,973

Percentages are stated as a percent of net assets.

(a)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash and the noncash collateral accepted was $13,595,440, $10,436,175 and $3,350,815, respectively.

(b)
For federal income tax purposes, cost is $28,517,475 and gross unrealized appreciation and depreciation of securities as of December 31, 2004 was $150,212 and ($125,434), respectively, with a net appreciation / depreciation of $24,778.

Summit Nasdaq-100 Index Fund
Schedule of Investments

December 31, 2004 (Unaudited)
		Shares or
		Principal Amount	Value
COMMON STOCKS(d) - 98.9%
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.		1,187	$ 65,902
Expeditors International Washington, Inc.		1,462	81,697
			147,599
Biotechnology - 8.6%
Amgen, Inc. (a)		8,291	531,868
Biogen Idec, Inc. (a)		5,167	344,174
Chiron Corp. (a)		3,690	122,988
Genzyme Corp. (a)		4,016	233,209
Gilead Sciences, Inc. (a)		5,953	208,295
Invitrogen Corp. (a)		696	46,722
Medimmune, Inc. (a)		3,751	101,690
Millennium Pharmaceuticals, Inc. (a)		4,700	56,964
			1,645,910
Chemicals - 0.3%
Sigma-Aldrich Corp.		933	56,409
Commercial Services & Supplies - 2.1%
Apollo Group, Inc. (a)		2,673	215,738
Career Education Corp. (a)		1,467	58,680
Cintas Corp.		2,891	126,799
			401,217
Communications Equipment - 12.5%
Cisco Systems, Inc. (a)		32,605	629,276
Comverse Technology, Inc. (a)		2,853	69,756
JDS Uniphase Corp. (a)		22,970	72,815
Juniper Networks, Inc. (a)		4,930	134,047
QUALCOMM, Inc.		27,407	1,162,057
Research In Motion Ltd. (a)		2,628	216,600
Telefonaktiebolaget LM Ericsson ADR (a)		2,370	74,631
Tellabs, Inc. (a)		3,337	28,665
			2,387,847
Computer Programming Services - 0.2%
BEA Systems, Inc. (a)		5,303	46,985
Computers & Peripherals - 7.3%
Apple Computer, Inc. (a)		7,601	489,504
Dell, Inc. (a)		12,444	524,390
Network Appliance, Inc. (a)		5,254	174,538
QLogic Corp. (a)		1,323	48,594
SanDisk Corp. (a)		2,085	52,063
Sun Microsystems, Inc. (a)		20,400	109,752
			1,398,841
Containers & Packaging - 0.3%
Smurfit-Stone Container Corp. (a)		3,495	65,287
Diversified Telecommunication Services - 0.7%
Level 3 Communications, Inc. (a)		9,461	32,073
MCI, Inc.		4,710	94,953
			127,026
Electrical Equipment - 0.3%
American Power Conversion Corp.		2,832	60,605
Electronic Equipment & Instruments - 1.6%
CDW Corp.		1,216	80,682
Flextronics International Ltd. (a)		8,475	117,124
Molex, Inc.		1,387	41,610
Sanmina-SCI Corp. (a)		7,825	66,278
			305,694
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.		3,413	$ 165,224
Whole Foods Market, Inc.		858	81,810
			247,034
Health Care Equipment & Supplies - 1.4%
Biomet, Inc.		4,804	208,446
Dentsply International, Inc.		1,086	61,033
			269,479
Health Care Providers & Services - 1.1%
Express Scripts, Inc. (a)		973	74,376
Lincare Holdings, Inc. (a)		1,355	57,791
Patterson Cos, Inc. (a)		1,847	80,141
			212,308
Hotels Restaurants & Leisure - 3.0%
Starbucks Corp. (a)		7,769	484,475
Wynn Resorts Ltd (a)		1,450	97,034
			581,509
Internet & Catalog Retail - 6.5%
Amazon.Com, Inc. (a)		3,796	168,125
eBay, Inc. (a)		6,851	796,634
IAC/InterActiveCorp (a)		10,126	279,680
			1,244,439
Internet Software & Services - 2.4%
VeriSign, Inc. (a)		3,361	112,661
Yahoo!, Inc. (a)		9,190	346,279
			458,940
IT Services - 2.0%
Cognizant Technology Solutions Corp. (a)		1,750	74,077
Fiserv, Inc. (a)		3,435	138,053
Paychex, Inc.		5,039	171,729
			383,859
Machinery - 1.1%
Paccar, Inc.		2,733	219,952
Media - 5.4%
Comcast Corp. (a)		13,364	444,754
EchoStar Communications Corp.		3,130	104,041
Lamar Advertising Co. (a)		1,194	51,079
Liberty Media International, Inc. (a)		2,400	110,952
Pixar (a)		801	68,574
Sirius Satellite Radio, Inc. (a)		18,600	142,290
XM Satellite Radio Holdings, Inc. - Class A (a)		2,870	107,969
			1,029,659
Multiline Retail - 0.9%
Dollar Tree Stores, Inc. (a)		1,534	43,995
Kmart Holding Corp. (a)		1,318	130,416
			174,411
Pharmaceuticals - 1.0%
Teva Pharmaceutical Industries, Ltd. ADR		6,305	188,267
Prepackaged Software - 0.5%
Check Point Software Technologies (a)		3,575	88,052
Search, Detection, Navigation, Guidance, Aeronautical, And Nautical - 0.4%
Garmin Ltd.		1,410	85,784
Semiconductor & Semiconductor Equipment - 12.7%
Altera Corp. (a)		7,348	$ 152,104
Applied Materials, Inc. (a)		12,337	210,963
ATI Technologies, Inc. (a)		3,406	66,042
Broadcom Corp. (a)		3,358	108,396
Intel Corp.		30,699	718,050
Intersil Corp.		2,040	34,150
KLA-Tencor Corp. (a)		3,345	155,810
Lam Research Corp. (a)		1,945	56,230
Linear Technology Corp.		5,775	223,839
Marvell Technology Group Ltd. (a)		3,560	126,273
Maxim Integrated Products, Inc.		6,395	271,084
Microchip Technology, Inc.		2,405	64,117
Novellus Systems, Inc. (a)		2,045	57,035
Xilinx, Inc.		6,470	191,835
			2,435,928
Software - 17.9%
Adobe Systems, Inc.		3,302	207,168
Autodesk, Inc.		3,280	124,476
Citrix Systems, Inc. (a)		2,823	69,248
Electronic Arts, Inc. (a)		4,308	265,718
Intuit, Inc. (a)		3,391	149,238
Mercury Interactive Corp. (a)		1,264	57,575
Microsoft Corp.		51,894	1,386,089
Oracle Corp. (a)		30,310	415,853
Peoplesoft, Inc. (a)		7,282	192,827
Siebel Systems, Inc. (a)		8,318	87,339
Symantec Corp. (a)		10,010	257,858
Synopsys, Inc. (a)		2,005	39,338
Veritas Software Corp. (a)		6,215	177,438
			3,430,165
Specialty Retail - 2.7%
Bed Bath & Beyond, Inc. (a)		5,681	226,274
Petsmart, Inc.		2,011	71,451
Ross Stores, Inc.		2,042	58,952
Staples, Inc.		4,697	158,336
			515,013
Telephone Communications, Except Radiotelephone - 0.5%
NTL, Inc. (a)		1,300	94,848
Trading Companies & Distributors - 0.3%
Fastenal Co.		1,020	62,791
Wireless Telecommunication Services - 3.1%
Nextel Communications, Inc. (a)		19,508	585,240

TOTAL COMMON STOCKS (Cost $18,760,514)			18,951,098

INVESTMENT COMPANIES - 0.2%
Unit Investment Trusts - 0.2%
Nasdaq-100 Index Tracking Stock		818	32,647

TOTAL INVESTMENT COMPANIES (Cost $18,033)			32,647

SHORT TERM INVESTMENTS - 1.0%
U.S. Treasury Bill, 2.240% due 03/17/2005		$ 200,000	199,151

TOTAL SHORT TERM INVESTMENTS (Cost $199,098)			199,151

Total Investments (Cost $18,977,645)(c) - 100.1%			19,182,896

Northern Institutional Liquid Asset Portfolio (b) - 9.0%		1,723,111	1,723,111

Liabilities in Excess of Other Assets - (9.1)%			(1,747,039)
TOTAL NET ASSETS - 100.0%			$ 19,158,968

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $1,708,352, $1,723,111, and $29,408, respectively.

(c)
For federal income tax purposes, cost is $19,138,294 and gross unrealized appreciation and depreciation of securities as of December 31, 2004 was $4,546,727 and ($4,503,865), respectively, with a net appreciation / depreciation of $42,862.

(d)
Securities and other assets with an aggregate value of $325,700 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2004:

			Unrealized
			Appreciation/
	Type	Contracts	(Depreciation)
	Nasdaq-100 Index (03/05)	2	$ (1,730)

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant's President and Controller have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b)	There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certifications as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a) filed herewith.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Summit Mutual Funds, Inc.

By: /s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date: 02/28/2005

By: /s/ Thomas G. Knipper
Thomas G. Knipper
Vice President, Controller and Chief Compliance Officer

Date: 02/28/2005